Other Intangible Assets - Components of Other Intangible Assets (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Total, Gross	$ 444,200,000	$ 444,200,000
Impairment of intangible asset		(38,000,000)
Accumulated Amortization	(82,800,000)	(82,800,000)
Effect of Foreign Currency		(200,000)
Total, Net	323,199,000	323,199,000	373,433,000
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life		9 years
Other intangible assets, Finite lived, gross	283,600,000	283,600,000
Accumulated Amortization	(75,400,000)	(75,400,000)
Effect of Foreign Currency		(200,000)
Other intangible assets, Finite lived, Net	208,000,000	208,000,000	219,100,000
Customer Relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life		10 years
Customer Relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life		15 years
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life		5 years
Weighted Average Remaining Life		2 years
Other intangible assets, Finite lived, gross	600,000	600,000
Other intangible assets, Indefinite lived, gross	149,000,000	149,000,000
Impairment of intangible asset	(38,000,000)	(38,000,000)
Accumulated Amortization	(400,000)	(400,000)
Accumulated Amortization, Indefinite
Effect of Foreign Currency, Indefinite
Other intangible assets, Finite lived, Net	200,000	200,000	200,000
Other intangible assets, Indefinite lived, Net		111,000,000	149,000,000
Integrated Software System [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life		5 years
Weighted Average Remaining Life		2 years
Other intangible assets, Finite lived, gross	11,000,000	11,000,000
Accumulated Amortization	(7,000,000)	(7,000,000)
Other intangible assets, Finite lived, Net	$ 4,000,000	$ 4,000,000	$ 5,100,000